STOCKHOLDERS EQUITY (Details 3) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Number of shares, Options Outstanding, Beginning	52,477
Warrants,Weighted average exercise price beginning	$ 17.13	$ 29.04
Number of shares, Options Outstanding, Ending		52,477
Grant under 2022 Plan [Member]
Number of shares, Options Outstanding, Beginning	28,163
Number of shares beggining	28,163
Number of shares options cancelled /forfeited	(1,650)
Number of shares, Options Outstanding, Options granted		28,563
Number of shares, Options Outstanding, cancelled/forfeited		(400)
Number of shares Ending Balance	26,513
Warrants,Weighted average exercise price beginning	$ 12.40
Weighted average exercise price, option granted	12.40
Number of shares, Options Outstanding, Ending		28,163
Warrants,Weighted average exercise price Ending Balance	12.40
Weighted average exercise price, option outstanding, Ending Balance		$ 12.40
Weighted average exercise price, Options Options granted		12.40
Weighted average exercise price, Options cancelled/forfeited		12.40
Weighted average exercise price, option outstanding, Beginning Balance	$ 12.40	$ 0